Note 7 - Derivative Liabilities (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Unrealized Gain (Loss) on Derivatives	$ 1,000,000	$ 108,944
Derivative Warrant Liability [Member]
Derivative Liability, Total	$ 1,628,113
Fair Value Adjustment of Derivatives		$ 108,944
Series F Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)	$ 36.00
Unrealized Gain (Loss) on Derivatives	$ 1,000,000
Series G Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)	$ 22.00
Series H Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)	$ 10.66